Note 7 - Cash and Cash Equivalents	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
7.	Cash and Cash Equivalents

	November 30,	November 30,
	2021	2020
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	2,181,908	5,543,089
Guaranteed Investment Certificates	9,476,400	3,650,000
Total	11,658,308	9,193,089